Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
4	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES O F ESTIMATION UNCERTAINTY
In applying the Group’s material accounting policies, which are described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments in applying the entity accounting policies
The following are the critical judgments, apart from those involving estimations (which are presented separately below), that management has made in the process of applying the group’s accounting policies and that have the most significant effect on the amounts recognized in the financial statements.
Assessment of Control over Investees
Management assesses whether the Group exercises control over investees based on the framework for assessment of control set out in IFRS 10
Consolidated Financial Statements
. Management considers various factors including the Group’s power over the investees, the Group’s exposure or rights to variable returns from its involvement with the investees, and the ability to use the Group’s power over the investees to affect the amount of returns on investment in the investees. If the Group’s ownership interest in the investees gave the Group control over the investees, the investees would be consolidated in the Group’s consolidated financial statements. Management will reassess the Group’s control over the investees whenever there are facts and circumstances indicating the factors have changed. As disclosed in Note 12, management has assessed and concluded that the Group does not have control over the two dedicated protected cells in a protected cell company which it held interests in.
Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

(i)	Variable non-cash consideration payable to customer
Consideration payable to a customer is deducted from the transaction price if the Group does not receive a separate identifiable benefit from the customer. When consideration is variable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

On September 2, 2022, the Company entered into a warrant agreement with a customer, where the customer was granted warrants to purchase up to 490,000 of our American Depositary Shares (“ADSs”) subject to vesting over a fixed number of years, adjustment and other terms and conditions set forth therein. The vesting of the warrants is subject to satisfaction of certain fee milestones with respect to services provided to the client under the Master Services Agreement that commenced on August 1, 2021.
Management has assessed and accounted for these warrants in accordance with IFRS 15
Revenue from Contracts with Customers
. These warrants are treated as variable
non-cash
consideration payable to the customer. Management has determined the measurement date of the non-cash
consideration to be the date of the warrant agreement.
At the end of each reporting period, management assesses the probabilities of each sales outcome for the relevant tranche being met in order to determine the fair value of the variable non-cash consideration. The most likely number of warrants that will vest depends on the sales outcome with the highest probability of being met. Such assessment includes judgments reflecting the Group’s past experience with respect to services provided to the customer as well as market trends of the industry that the customer operates in. The fair value of the variable non-cash consideration is determined by reference to the share price of the Company on the measurement date and the most likely number of warrants that will vest. The fair value of the variable non-cash consideration is recognized as a reduction of revenue based on the ratio of the actual sales earned from the customer over the sales target of that tranche. For the year ended December 31, 2023, the reduction of revenue rising from this warrant agreement was
S$1.0 million (2022: S$1.2 million).

(ii)	Accrued revenue
The Group recognizes accrued revenue arising from services performed based on the rates set up in the agreement and hours incurred at month end. The final billings are subject to validation, discussion and agreement with customers on any fee adjustments based on whether the company achieves or fails to meet campaign key performance indicator targets (where applicable) and in turn, may cause the actual billing to differ from accrued revenue. The carrying amount of unbilled receivables at the end of the reporting period is disclosed as contract assets in Note 10 to the financial statements.

(iii)	Share-based payments
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based
vesting condition.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of equity instruments that will eventually vest.
At each reporting date, the Group assesses its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based
vesting conditions. The impact of the assessment of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.
Details regarding the determination of fair value of equity-settled share-based transaction are set out in Note 22.

( i v)	Unrecognized Deferred Tax Liabilities Related to Investments in Foreign Subsidiaries
The Group generally plans to indefinitely reinvest the unremitted earnings of overseas subsidiaries, except for those earnings earmarked for repatriation due to the treasury needs of the Group and for those earnings that can be repatriated in a tax-free

manner. As the Group is able to control the timing of the reversal of these temporary differences and management assesses that it is probable that these temporary differences will not reverse in the foreseeable future, deferred tax liabilities were not recognized on these temporary differences. As of December 31, 2023, such unrecognized deferred tax liabilities amounted to S$18.1 million (December 31, 2022: S$13.2 million, December 31, 2021: S$11.3 million).